Endowments
One Market, Steuart Tower
Suite 1800
San Francisco, California  94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650
Phone (415) 393 7110
Fax (415) 393-7140

Patrick Quan
Vice President and Secretary



October 5, 2005

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Endowments
         File Nos. 2-34371 and 811-1884


Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 9/29/05 of Registrant's Post-Effective Amendment No. 56 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940.

 Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan
Secretary



cc:      Linda Stirling